Turnover and Segment Information - Turnover by Product & Service (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Turnover	£ 33,754	£ 30,821	£ 30,186
Consumer Healthcare [member]
Disclosure of products and services [line items]
Turnover	8,995	7,658	7,750
Consumer Healthcare [member] | Wellness [member]
Disclosure of products and services [line items]
Turnover	4,526	3,940	4,001
Consumer Healthcare [member] | Oral health [member]
Disclosure of products and services [line items]
Turnover	2,673	2,496	2,466
Consumer Healthcare [member] | Nutrition [member]
Disclosure of products and services [line items]
Turnover	1,176	643	680
Consumer Healthcare [member] | Skin Health [member]
Disclosure of products and services [line items]
Turnover	620	579	603
Pharmaceuticals [member]
Disclosure of products and services [line items]
Turnover	17,554	17,269	17,276
Pharmaceuticals [member] | Respiratory [member]
Disclosure of products and services [line items]
Turnover	3,081	2,612	1,930
Pharmaceuticals [member] | HIV [member]
Disclosure of products and services [line items]
Turnover	4,854	4,722	4,350
Pharmaceuticals [member] | Immuno inflammation [member]
Disclosure of products and services [line items]
Turnover	613	472	377
Pharmaceuticals [member] | Established Pharmaceuticals [member]
Disclosure of products and services [line items]
Turnover	8,776	9,463	10,619
Pharmaceuticals [member] | Oncology [Member]
Disclosure of products and services [line items]
Turnover	230
Vaccines [member]
Disclosure of products and services [line items]
Turnover	7,157	5,894	5,160
Vaccines [member] | Meningitis [member]
Disclosure of products and services [line items]
Turnover	1,018	881	890
Vaccines [member] | Influenza [member]
Disclosure of products and services [line items]
Turnover	541	523	488
Vaccines [member] | Shingles [member]
Disclosure of products and services [line items]
Turnover	1,810	784	22
Vaccines [member] | Established vaccines [member]
Disclosure of products and services [line items]
Turnover	£ 3,788	£ 3,706	£ 3,760